UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21529
                                                    -----------

                    The Gabelli Global Utility & Income Trust
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               COMMON STOCKS -- 93.2%
               AEROSPACE -- 0.2%
               NON U.S. COMPANIES
      20,000   Rolls-Royce Group plc+ ...........$   131,755
                                                 -----------
               BUSINESS SERVICES -- 0.2%
               U.S. COMPANIES
      10,000   Intermix Media Inc.+ .............    119,600
                                                 -----------
               CABLE AND SATELLITE -- 3.2%
               NON U.S. COMPANIES
      10,000   Cogeco Inc. ......................    234,409
       4,100   Rogers Communications Inc.,
                 Cl. B ..........................    161,745
               U.S. COMPANIES
      25,000   Cablevision Systems Corp.,
                 Cl. A+ .........................    766,750
       2,000   Comcast Corp., Cl. A+ ............     58,760
       8,000   DIRECTV Group Inc.+ ..............    119,840
      17,000   EchoStar Communications Corp.,
                 Cl. A ..........................    502,690
       2,500   Insight Communications Co.
                 Inc., Cl. A+ ...................     29,075
       4,580   Liberty Global Inc., Cl. A+ ......    124,026
       4,580   Liberty Global Inc., Cl. C+ ......    117,935
                                                 -----------
                                                   2,115,230
                                                 -----------
               DIVERSIFIED INDUSTRIAL -- 1.8%
               NON U.S. COMPANIES
      20,000   Bouygues SA ......................    929,511
               U.S. COMPANIES
       1,200   Woodward Governor Co. ............    102,060
       3,000   York International Corp. .........    168,210
                                                 -----------
                                                   1,199,781
                                                 -----------
               ENERGY AND UTILITIES: ELECTRIC -- 16.2%
               NON U.S. COMPANIES
      76,000   Datang International Power
                 Generation Co. Ltd. ............     58,293
       7,000   Electric Power Development
                 Co. Ltd. .......................    233,703
       2,000   Huaneng Power International
                 Inc., ADR ......................     59,420
               U.S. COMPANIES
       1,000   Allegheny Energy Inc.+ ...........     30,720
       7,500   ALLETE Inc. ......................    343,575
      33,000   American Electric
                 Power Co. Inc. .................  1,310,100
         500   Cleco Corp. ......................     11,790
      60,000   DPL Inc. .........................  1,668,000
      40,000   Duquesne Light Holdings Inc. .....    688,400
       1,000   El Paso Electric Co.+ ............     20,850
      10,000   FPL Group Inc. ...................    476,000
      60,000   Great Plains Energy Inc. .........  1,794,600
      40,000   Pepco Holdings Inc. ..............    930,800
      15,000   Pinnacle West Capital Corp. ......    661,200
      45,000   Southern Co. .....................  1,609,200
       1,000   UIL Holdings Corp. ...............     52,310
      25,000   Unisource Energy Corp. ...........    831,000
                                                 -----------
                                                  10,779,961
                                                 -----------

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               ENERGY AND UTILITIES: INTEGRATED -- 39.3%
               NON U.S. COMPANIES
     150,000   AEM SpA ..........................$   324,319
         500   Areva ............................    261,463
       8,000   Chubu Electric Power Co. Inc. ....    195,208
      10,000   Chugoku Electric Power Co. Inc. ..    206,131
       9,000   E.ON AG, ADR .....................    276,750
       1,800   Electrabel SA ....................    902,109
      13,000   Endesa SA ........................    347,948
      50,000   Endesa SA, ADR ...................  1,338,500
      45,000   Enel SpA .........................    387,777
       9,760   Energias de Portugal SA, ADR .....    272,304
      30,000   Enersis SA, ADR ..................    343,200
     142,000   Hera SpA .........................    399,351
      10,000   Hokkaido Electric Power
                 Co. Inc. .......................    212,738
      10,000   Hokuriku Electric Power Co. ......    206,571
      22,000   Iberdrola SA .....................    614,747
      16,000   Kansai Electric Power Co. Inc. ...    353,065
       5,000   Korea Electric Power
                 Corp., ADR .....................     88,550
      10,000   Kyushu Electric Power Co. Inc. ...    222,428
       8,775   National Grid plc, ADR ...........    411,986
      35,000   Scottish Power plc, ADR ..........  1,408,400
      10,000   Shikoku Electric Power Co. Inc. ..    216,702
      10,000   Tohoku Electric Power Co. Inc. ...    222,428
      10,000   Tokyo Electric Power Co. Inc. ....    252,819
               U.S. COMPANIES
      22,000   Ameren Corp. .....................  1,176,780
      50,000   Aquila Inc.+ .....................    198,000
       6,000   Black Hills Corp. ................    260,220
       4,900   CH Energy Group Inc. .............    232,652
      28,000   Cinergy Corp. ....................  1,243,480
         500   CMS Energy Corp.+ ................      8,225
       1,000   Consolidated Edison Inc. .........     48,550
         300   Constellation Energy Group .......     18,480
       1,000   Duke Energy Corp. ................     29,170
      25,000   El Paso Corp. ....................    347,500
         500   Empire District Electric Co. .....     11,435
      18,000   Energy East Corp. ................    453,420
       6,000   Florida Public Utilities Co. .....     95,280
      24,000   Hawaiian Electric
                 Industries Inc. ................    669,120
       9,000   Maine & Maritimes Corp. ..........    177,300
       3,000   MGE Energy Inc. ..................    109,530
      45,000   NiSource Inc. ....................  1,091,250
       5,000   Northeast Utilities ..............     99,750
      50,000   NSTAR ............................  1,446,000
      19,500   OGE Energy Corp. .................    547,950
       4,000   Ormat Technologies Inc. ..........     88,520
       1,000   Otter Tail Corp. .................     30,940
       1,000   PG&E Corp. .......................     39,250
       4,200   PPL Corp. ........................    135,786
      33,000   Progress Energy Inc. .............  1,476,750
      37,000   Public Service Enterprise
                 Group Inc. .....................  2,381,320
      19,000   SCANA Corp. ......................    802,560

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               COMMON STOCKS (CONTINUED)
               U.S. COMPANIES (CONTINUED)
       1,000   TECO Energy Inc. .................$    18,020
         400   TXU Corp. ........................     45,152
      17,000   Vectren Corp. ....................    481,950
      41,000   Westar Energy Inc. ...............    989,330
       5,000   Wisconsin Energy Corp. ...........    199,600
      13,000   WPS Resources Corp. ..............    751,400
      50,000   Xcel Energy Inc. .................    980,500
                                                 -----------
                                                  26,150,664
                                                 -----------
               ENERGY AND UTILITIES: NATURAL GAS -- 7.9%
               NON U.S. COMPANIES
      80,000   Snam Rete Gas SpA ................    466,318
               U.S. COMPANIES
      27,000   Atmos Energy Corp. ...............    762,750
       1,700   Cascade Natural Gas Corp. ........     37,009
       2,000   Chesapeake Utilities Corp. .......     70,300
       1,000   Energen Corp. ....................     43,260
      21,000   KeySpan Corp. ....................    772,380
       8,000   Laclede Group Inc. ...............    259,920
      16,000   National Fuel Gas Co. ............    547,200
      20,000   Nicor Inc. .......................    840,600
       1,000   ONEOK Inc. .......................     34,020
      16,000   Peoples Energy Corp. .............    630,080
       5,000   Piedmont Natural Gas Co. Inc. ....    125,850
      10,500   Southern Union Co.+ ..............    270,585
      15,000   Southwest Gas Corp. ..............    410,850
                                                 -----------
                                                   5,271,122
                                                 -----------
               ENERGY AND UTILITIES: OIL -- 3.4%
               NON U.S. COMPANIES
       1,500   PetroChina Co. Ltd., ADR .........    125,055
      10,000   Royal Dutch Shell plc,
                 Cl. A, ADR .....................    656,400
               U.S. COMPANIES
       4,929   Chevron Corp. ....................    319,054
       2,000   ConocoPhillips ...................    139,820
       2,000   Devon Energy Corp. ...............    137,280
       1,000   Exxon Mobil Corp. ................     63,540
       3,400   Murphy Oil Corp. .................    169,558
      10,000   Spinnaker Exploration Co.+ .......    646,900
          29   Tel Offshore Trust ...............        317
                                                 -----------
                                                   2,257,924
                                                 -----------
               ENERGY AND UTILITIES: WATER -- 5.7%
               NON U.S. COMPANIES
       1,000   Consolidated Water Co. Ltd. ......     20,050
      78,000   Severn Trent plc .................  1,363,376
      12,000   Suez SA, ADR .....................    348,240
      50,000   United Utilities plc .............    577,642
      11,000   Veolia Environnement .............    464,167

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               U.S. COMPANIES
       6,500   Aqua America Inc. ................$   247,130
       3,000   California Water Service Group ...    123,600
       4,000   Middlesex Water Co. ..............     89,800
      11,000   SJW Corp. ........................    531,080
                                                 -----------
                                                   3,765,085
                                                 -----------
               ENTERTAINMENT -- 0.6%
               NON U.S. COMPANIES
      12,000   Vivendi Universal SA, ADR ........    392,760
                                                 -----------
               FINANCIAL SERVICES -- 1.0%
               U.S. COMPANIES
      20,000   Commercial Federal Corp. .........    682,800
                                                 -----------
               FOOD AND BEVERAGE -- 1.8%
               U.S. COMPANIES
      15,000   Dreyer's Grand Ice Cream
                 Holdings Inc., Cl. A ...........  1,231,350
                                                 -----------
               HOTELS AND GAMING -- 0.6%
               U.S. COMPANIES
       8,000   Argosy Gaming Co.+ ...............    375,920
                                                 -----------
               METALS AND MINING -- 0.5%
               NON U.S. COMPANIES
      10,000   Compania de Minas Buenaventura
                 SA, ADR ........................    310,500
                                                 -----------
               TELECOMMUNICATIONS -- 10.3%
               NON U.S. COMPANIES
      29,000   BCE Inc. .........................    795,760
      27,000   BT Group plc, ADR ................  1,070,280
      10,000   Deutsche Telekom AG, ADR .........    182,400
       6,000   France Telecom SA, ADR ...........    172,500
      15,000   KPN NV, ADR ......................    135,000
       3,000   Manitoba Telecom Services Inc. ...    125,058
       1,500   Swisscom AG ......................    490,132
      24,062   Telecom Italia SpA ...............     78,226
      17,000   Telefonica SA, ADR ...............    838,440
      16,000   Telefonos de Mexico SA de CV,
                 Cl. L, ADR .....................    340,320
               U.S. COMPANIES
      22,000   AT&T Corp. .......................    435,600
       9,000   BellSouth Corp. ..................    236,700
      28,000   MCI Inc. .........................    710,360
      19,000   SBC Communications Inc. ..........    455,430
      20,000   Sprint Nextel Corp. ..............    475,600
      10,000   Verizon Communications Inc. ......    326,900
                                                 -----------
                                                   6,868,706
                                                 -----------
               TRANSPORTATION -- 0.1%
               U.S. COMPANIES
       2,000   GATX Corp. .......................     79,100
                                                 -----------

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               COMMON STOCKS (CONTINUED)
               WIRELESS COMMUNICATIONS -- 0.4%
               NON U.S. COMPANIES
       1,600   Mobile TeleSystems, ADR ..........$    65,088
       2,200   Vimpel-Communications, ADR+ ......     97,768
               U.S. COMPANIES
       2,100   United States Cellular Corp.+ ....    112,182
                                                 -----------
                                                     275,038
                                                 -----------
               TOTAL COMMON STOCKS .............. 62,007,296
                                                 -----------

               CONVERTIBLE PREFERRED STOCKS -- 0.3%
               AVIATION: PARTS AND SERVICES -- 0.2%
               U.S. COMPANIES
       1,500   Sequa Corp.,
                 $5.00 Cv. Pfd. .................    146,250
                                                 -----------
               TELECOMMUNICATIONS -- 0.0%
               U.S. COMPANIES
         500   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ........     21,850
                                                 -----------
               TRANSPORTATION -- 0.1%
               U.S. COMPANIES
         200   GATX Corp.,
                 $2.50 Cv. Pfd. .................     39,500
                                                 -----------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS ...............    207,600
                                                 -----------
    PRINCIPAL
     AMOUNT
    -------

               CONVERTIBLE CORPORATE BONDS -- 1.4%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.2%
               U.S. COMPANIES
  $  150,000   Pep Boys - Manny,
                 Moe & Jack, Cv.,
                 4.250%, 06/01/07 ...............    146,250
                                                 -----------
               COMMUNICATIONS EQUIPMENT -- 0.2%
               U.S. COMPANIES
     100,000   Agere Systems Inc.,
                 Sub. Deb. Cv.,
                 6.500%, 12/15/09 ...............    100,500
      50,000   TriQuint Semiconductor Inc.,
                 Sub. Deb. Cv.,
                 4.000%, 03/01/07 ...............     48,687
                                                 -----------
                                                     149,187
                                                 -----------
               EQUIPMENT AND SUPPLIES -- 0.2%
               U.S. COMPANIES
     142,000   Robbins & Myers Inc.,
                 Sub. Deb. Cv.,
                 8.000%, 01/31/08 ...............    149,278
                                                 -----------

    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
    ---------                                     --------
               REAL ESTATE -- 0.5%
               U.S. COMPANIES
               Palm Harbor Homes Inc., Cv.,
  $  150,000     3.250%, 05/15/24 ...............$   135,375
     200,000     3.250%, 05/15/24 (a) ...........    180,500
                                                 -----------
                                                     315,875
                                                 -----------
               TELECOMMUNICATIONS -- 0.3%
               NON U.S. COMPANIES
     200,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 ...............    189,250
                                                 -----------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ................    949,840
                                                 -----------

               U.S. GOVERNMENT OBLIGATIONS -- 5.1%
   3,373,000   U.S. Treasury Bills,
                 3.221% to 3.498%++,
                 10/20/05 to 12/29/05 ...........  3,354,933
                                                 -----------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $58,435,704) .........................$66,519,669
                                                 ===========

   --------------
            For Federal tax purposes:
            Aggregate cost ......................$58,435,704
                                                 ===========
            Gross unrealized appreciation .......$ 8,507,500
            Gross unrealized depreciation .......   (423,535)
                                                 -----------
            Net unrealized appreciation
              (depreciation) ....................$ 8,083,965
                                                 ===========

   --------------
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the Rule 144A securities are considered liquid and the market value amounted to $180,500 or 0.27% of total investments.
   +    Non-income producing security.
   ++   Represents annualized yield at date of purchase.
   ADR  American Depository Receipt
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Utility & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Richard C. Sell
                         -------------------------------------------------------
                           Richard C. Sell, Jr., Principal Financial
                           Officer & Treasurer


Date     November 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.